Restatement of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Restatement of Consolidated Financial Statements [Abstract]
Schedule of consolidated balance sheets
	As of December 31, 2020
	As previously reported	Restatement Impacts	As Restated
Liabilities and Equity
Warrant liability	$-	$833	$833
Total non-current liabilities	2,760	833	3,593
Total liabilities	38,116	833	38,949
Additional paid-in capital	20,657	(11,498)	9,159
Retained earnings	78,606	10,665	89,271
Total equity	105,280	(833)	104,447
Total liabilities and equity	143,396	-	143,396

Schedule of consolidated statements of operations and comprehensive income/(loss)
	For the Year Ended December 31, 2020
	As previously reported	Restatement Impacts	As Restated

Change in fair value of warrant liability	$-	$19,714	$19,714
Total other income	249	19,714	19,963
Income before income tax	30,918	19,714	50,632
Net income	29,245	19,714	48,959
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	29,276	19,714	48,990
Comprehensive income	35,740	19,714	55,454
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	35,744	19,714	55,458
Earnings per ordinary share
Basic	0.54	0.37	0.91
Dilutive	0.50	0.33	0.83

Schedule of consolidated statements of cash flows
	For the Year Ended December 31, 2020
	As previously reported	Restatement Impacts	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$29,245	$19,714	$48,959

Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability	-	(19,714)	(19,714)
Net cash provided by operating activities	8,741		8,741